Secured Borrowings (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
Nord LB Facility [Member]
Debt Instruments
Outstanding principal balance	508,942	598,198
Unamortized debt discount	(18,225)	(28,289)
Notes payable, net	$ 490,717	$ 569,909